Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure of detailed information about inventory [Table Text Block]
	December 31, 2023	December 31, 2022
Finished products - Vanadium	$43,582	$48,546
Finished products - Ilmenite	672	-
Work-in-process	1,802	998
Stockpiles	1,328	284
Warehouse materials	14,181	14,393
Total	$61,565	$64,221